Commitments and contingencies - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2022	Jan. 31, 2018	Dec. 31, 2023 USD ($) organization firmOrder employee spareEngine contract	Dec. 31, 2022 USD ($)
Commitments and contingencies [line items]
Percentage of employees unionized				29.40%
Number of company's employees | employee				625
Debt including current maturities				$ 1,462,691	$ 1,444,303
Credit Facilities
Commitments and contingencies [line items]
Unsecured credit facilities				325,000	355,000
Debt including current maturities				$ 0
Purchase contracts
Commitments and contingencies [line items]
Number of spare engines committed to purchase | spareEngine				0
Purchase contracts | Boeing Company
Commitments and contingencies [line items]
Predelivery deposits				$ 689,100	720,500
Purchase contracts | 2024-2028
Commitments and contingencies [line items]
Number of purchase contracts | contract				1
Number of firm orders | firmOrder				57
Labor unions
Commitments and contingencies [line items]
Percentage of employees unionized				64.20%
Number of company's employees | employee				7,625
Number of union organizations | organization				9
Labor unions | Panama
Commitments and contingencies [line items]
Number of union organizations | organization				5
Collective bargaining agreements terms				4 years
Labor unions | Colombia
Commitments and contingencies [line items]
Number of union organizations | organization				4
Labor unions | Colombia | ACAV
Commitments and contingencies [line items]
Collective bargaining agreements terms			2 years
Labor unions | Colombia | SINTRATAC
Commitments and contingencies [line items]
Collective bargaining agreements terms		4 years
Labor unions | Colombia | ACMA
Commitments and contingencies [line items]
Renewal of term extension period	6 months
Labor unions | Bottom of range | Colombia
Commitments and contingencies [line items]
Collective bargaining agreements terms				2 years
Labor unions | Top of range | Colombia
Commitments and contingencies [line items]
Collective bargaining agreements terms				3 years
Lines of credit for working capital and letters of credit
Commitments and contingencies [line items]
Letters of credit				$ 31,300	$ 32,300